Earnings per Unit - Issuance of units since IPO (Details)					12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019 shares	Jun. 24, 2019 shares	May 16, 2017 shares	Dec. 31, 2019 shares	Apr. 26, 2018	May 17, 2017	Jan. 27, 2017
Earnings per unit
Number of units issued for conversion of subordinated units to common units				9,822,358
Subordinated units to common units conversion ratio				1
Class B units
Earnings per unit
Number of units issued		2,490,000	2,490,000		2,490,000
Conversion ratio of class B units into common units	1	1
GasLog Ltd.
Earnings per unit
General partner interest in GasLog Partners	2.00%				2.00%	2.00%	2.00%	2.00%